Note 13 - Earnings / (Loss) Per Share (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Issued During Period, Shares, New Issues	13,852,094
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.10